ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY AND SUBSIDIARIES

Below is an overview of the Company’s principal subsidiaries as of March 31, 2026:

Legal Entity	Place of Incorporation	Date of Incorporation	Percentage of beneficial ownership	Principal activities
Leishen Energy Holding Co., Ltd (“Leishen Cayman”)	Cayman Islands	October 19, 2022	—	Holding company

Leishen Energy Group Holding Co., Ltd. (“Leishen (Holding) Hong Kong”)	Hongkong, China	November 25, 2022	100%	Holding company

Leishen Energy Group Co., Ltd. (“Leishen Hong Kong”)	Hongkong, China	February 11, 2010	100%	Purchase and sale of oil and gas professional equipment and instruments

ZJY Technologies Co., Ltd. (“ZJY Technologies”)	Beijing, China	March 2, 2007	100%	Design and sale of oil and gas professional equipment and after-sales support, and oilfield digitalization and integration service

China Oil Blue Ocean Petroleum Technology Inc. (“China Oil Blue Ocean”)	Beijing, China	October 19, 2007	100%	Design and sale of oil and gas equipment and instruments, and engineering technology services

Leishen Energy Technology (Nanjing) Co., Ltd. (“Leishen Nanjing”)	Nanjing, China	September 27, 2022	100%	Purchase and sale of oil and gas professional equipment and instruments

Leishen Green Energy Technology Development Co., Ltd. (“Beijing Leishen Green Energy”)	Beijing, China	January 29, 2018	100%	No business operations as a holding company subsidiary

Leishen Energy Technology (Shandong) Co., Ltd. (“Leishen Shandong”)	Shandong, China	September 14, 2010	100%	Sales of oil and gas professional equipment and instruments

Leishen Energy Services Co., Ltd. (“Leishen Services”)	Shandong, China	January 23, 2019	100%	No business operations as a holding company subsidiary

Sichuan Leishen Hongzhuo Energy Development Co., Ltd. (“Sichuan Leishen Hongzhuo”)	Chengdu, China	January 16, 2019	100%	Production, storage and transportation of natural gas (LNG/CNG)

Sichuan Huayou Huitong New Material Co. Ltd. (“Huayou Huitong”)	Chengdu, China	May 29, 2020	100%	Production and sales of bonded composite pipes

Xinjiang Breslin Oil and Gas Service Co., Ltd. (“Xinjiang Breslin”)	Xinjiang, China	August 22, 2024	100%	Purchase and sale of oil and gas professional equipment and instruments, and sales of oil and gas engineering technical service

Legal Entity	Place of Incorporation	Date of Incorporation	Percentage of beneficial ownership	Principal activities
Lionize Engineering Technology Limited	Hongkong, China	February 21, 2025	100%	No business operations as a holding company subsidiary

Suqian Hanmo Energy Service Co., Ltd. (“Suqian Hanmo”)	Jiangsu, China	April 21, 2025	100%	Purchase and sale of oil and gas professional equipment and instruments, and sales of oil and gas engineering technical service

LSE Energy International Co., Ltd (“LSE Energy International”)	Saudi Aribia	June 29, 2025	100%	No business operations

LSE Energy America Inc (“LSE Energy America”)	United States	August 14, 2025	100%	No business operations

China Oil Blue Ocean Hydrogen Energy Technology Co., Ltd. (“China Oil Hydrogen Energy”)	Beijing, China	August 5, 2025	100%	No business operations

China Oil Blue Ocean Equipment (Sichuan) Co., Ltd.	Chengdu, China	December 11, 2025	100%	Purchase and sale of oil and gas professional equipment and instruments, and sales of oil and gas engineering technical service